Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Beneficial Shareholders

The following beneficial shareholders hold 5% or more of the Company’s listed ordinary shares:

Beneficial shareholder	Number of shares	% of issued ordinary shares
Government Employees Pension Fund	63,107,220	7.68
Market Vectors Junior Gold Mines ETF	48,899,163	5.95